Basis of preparation	12 Months Ended
Dec. 31, 2024
Disclosure of basis of preparation [Abstract]
Basis of preparation
Note 1 – Basis of preparation

The Company was incorporated in Israel in January 1994 under the name G. Willi-Food Ltd. and commenced operations in February 1994. It changed its name to G. Willi-Food International Ltd. on June 1996. The Company's corporate headquarters and principal executive offices are located at 4 Nahal Harif Street, Northern Industrial Zone, Yavne 81106, Israel.

The Company completed its IPO in the United States in May 1997, at which time its ordinary shares began trading on the Nasdaq Capital Market, where they currently trade under the symbol “WILC”. On June 15, 2020, our ordinary shares began trading on the Tel Aviv Stock Exchange under the symbol “WILF”.

The Company is an Israeli-based company specializing in high-quality, great-tasting kosher food products. The Company is engaged, directly and through subsidiaries, in the design, import, marketing and distribution of a wide variety of over 650 food products world-wide. In the three years that ended on December 31, 2024, substantially all of our revenue was generated in Israel, with less than 1% of our revenue resulting from exports outside Israel.

The Company purchases food products from over 125 suppliers located in Israel and throughout the world, including from the Far East (China, India, the Philippines Thailand and Vietnam), Eastern Europe (Poland, Lithuania, Bosnia and Latvia), South America (Ecuador and Peru), Western and Central Europe (the Netherlands, Belgium, Germany, Austria, Sweden, Switzerland, Denmark, and France) and Southern Europe (Spain, Italy, Turkey and Greece) and more.

The Company's products are marketed and sold to approximately 1,500 customers and 3,000 selling points in Israel, including to supermarket chains, wholesalers and institutional consumers. The Company markets most of its products under the brand name “Willi-Food,” and most of its chilled and frozen products under the brand name “Euro European Dairies”. Certain products are marketed under brand names of other manufacturers or under other brand names. In addition, the Company distributes some of its products on an exclusive basis, as described further below.

Following changes in management in recent years, the Company continues to re-evaluate its strategic position and consider other business opportunities. As part of this re-evaluation, the Company is considering forming strategic alliances with or entering into different lines of business, expanding its product lines, and increasing product sales with existing customers while adding new customers. In addition, the Company is examining M&A opportunities to further increase its market presence.

As of March, 11, 2025, the Company’s principal shareholder, Willi-Food, held approximately 59.11% of our ordinary shares.

The principal accounting policies adopted in the preparation of the consolidated financial statements are set out in note 27. The policies have been consistently applied to all the years presented, unless otherwise stated.

The consolidated financial statements are presented in New Israeli Shekels (NIS), which is also the Company functional currency.

The translation from New Israeli Shekels (NIS) into U.S. dollars was made at the exchange rate as of December 31, 2024, on which USD 1.00 equaled NIS 3.647 The use of USD is solely for the convenience of the reader.

These consolidated financial statements have been prepared in accordance with International Financial Reporting Standards and International Accounting Standards as issued by the International Accounting Standards Board (IASB) and Interpretations (collectively IFRSs).

The preparation of financial statements in compliance with adopted IFRS requires the use of certain critical accounting estimates. It also requires Company management to exercise judgment in applying the Company's accounting policies. The areas where significant judgments and estimates have been made in preparing the consolidated financial statements and their effect are disclosed in note 2.

Basis of measurement:

The consolidated financial statements have been prepared on a historical cost basis, except for the following items (refer to individual accounting policies for details):

- Financial instruments – fair value through profit or loss
- Net defined benefit liability

Changes in accounting policies

A. New standards, interpretations and amendments adopted from 1 January, 2023:
Definition of Accounting Estimates (Amendments to IAS 8 Accounting policies, Changes in Accounting Estimates and Errors) The amendments to IAS 8, which added the definition of accounting estimates, clarify that the effects of a change in an input or measurement technique are changes in accounting estimates, unless resulting from the correction of prior period errors. These amendments clarify how entities make the distinction between changes in accounting estimate, changes in accounting policy and prior period errors. These amendments had no effect on the consolidated financial statements of the Group.

B. New standards, interpretations and amendments adopted from 1 January, 2024:
There are a number of standards, amendments to standards, and interpretations which have been issued by the IASB that are effective in future accounting periods that the Group has decided not to adopt early.

The following amendments are effective for the period beginning 1 January 2024:

-      Classification of Liabilities as Current or Non-Current (Amendments to IAS 1 Presentation of Financial Statements);
-      Non-current Liabilities with Covenants (Amendments to IAS 1 Presentation of Financial Statements).

The IASB issued amendments to IAS 1 in January 2020 Classification of Liabilities as Current or Non-current and subsequently. In October 2022 Non-Current Liabilities with Covenants.

The amendments clarify the following:

-      An entity's right to defer settlement of a liability for at least twelve months after the reporting period must have substance and must exist at the end of the reporting period.
-      If an entity's right to defer settlement of a liability is subject to covenants, such covenants affect whether that right exists at the end of the reporting period only if the entity is required to comply with the covenant on or before the reporting period.
-      The classification of a liability as current or non-current is unaffected by the likelihood that the entity will exercise its right to defer settlement.
-      In case of a liability that can be settled, at the option of the counterparty, by the transfer of the entity's own equity instruments, such settlement terms do not affect the classification

These amendments have no effect on the measurement of any items in the consolidated financial statements of the Group.

C. New standards, interpretations and amendments not yet effective
There are a number of standards, amendments to standards, and interpretations which have been issued by the IASB that are effective in future accounting periods that the Group has decided not to adopt early.

The following standards and amendments are effective for the annual reporting period beginning 1 January 2027:

- IFRS 18 Presentation and Disclosure in Financial Statements

The Group is currently assessing the effect of these new accounting standards and amendments.

IFRS 18 Presentation and Disclosure in Financial Statements, which was issued by the IASB in April 2024 supersedes IAS 1 and will result in major consequential amendments to IFRS Accounting Standards including IAS 8 Basis of Preparation of Financial Statements (renamed from Accounting Policies, Changes in Accounting Estimates and Errors). Even though IFRS 18 will not have any effect on the recognition and measurement of items in the consolidated financial statements, it is expected to have a significant effect on the presentation and disclosure of certain items. These changes include categorization and sub-totals in the statement of profit or loss, aggregation/disaggregation and labelling of information, and disclosure of management-defined performance measures.